UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.    Name and Address of issuer:

      The AllianceBernstein Portfolios
      1345 Avenue of the Americas
      New York, New York 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

      Alliance Conservative Investors Fund (Class A, Class B and
      Class C shares)

      Alliance Growth Investors Fund (Class A, Class B and Class
      C shares)

3.    Investment Company Act File Number:

      811-05088

      Securities Act File Number:

      33-12988

4(a). Last day of fiscal year for which this Form is filed:

      August 31, 2003

4(b). |X|   Check box if this Form is being filed late (i.e.,
            more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c). |_|   Check box if this is the last time the issuer will be
            filing this Form.

5.    Calculation of registration fee:

                                                   Alliance        Alliance
                                                   Conservative    Growth
                                                   Investors       Investors
                                                   Fund            Fund

      (i)     Aggregate sale price of securities
              securities sold during the fiscal
              year pursuant to section 24(f):      $10,468,265     $3,308,034

      (ii)    Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                     $9,500,275      $6,166,155

      (iii)   Aggregate price of securities
              redeemed or repurchased during any
              prior fiscal year ending no earlier
              than October 11, 1995 that were not
              previously used to reduce
              registration fees payable to the
              Commission:                          $0              $20,117,524

      (iv)    Total available redemption credits
              [add Items 5(ii) and 5(iii)]:        $9,500,275      $26,283,679

      (v)     Net sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item
              5(iv) from 5(i)]:                    $967,990        $0

      (vi)    Redemption credits available for
              use in future years - if Item 5(i)
              is less than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:          $0              -$22,975,645

      (vii)   Multiplier for determining
              registration fee (See Instruction
              C.9):                                x $0.0000809    x $0.0000809

      (viii)  Registration fee due [multiply Item
              5(v) by Item 5(vii)] (enter "0" if
              no fee is due):                      $78.31          $0

6.    Prepaid shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

      Alliance Conservative Investors Fund:        N/A

      Alliance Growth Investors Fund:              N/A

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

      Alliance Conservative Investors Fund:        0

      Alliance Growth Investors Fund:              0

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
      Instruction D):

      Alliance Conservative Investors Fund:        $0.78

      Alliance Growth Investors Fund:

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

      Alliance Conservative Investors Fund:        $78.31 + $0.78=$79.10

      Alliance Growth Investors Fund:              $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 24, 2004

      Method of Delivery:

      |X|   Wire transfer

      |_|   Mail or other means
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                            Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*


                                    /s/ Andrew L. Gangolf
                                    -----------------------------
                                        Andrew L. Gangolf
                                        Assistant Clerk

Date November 24, 2004

* Please print the name and title of the signing officer below the signature.

00250.0184 #529046